Note 7 Expected loss variation as of december (Details)	Dec. 31, 2025	Dec. 31, 2024
Bbva group [Member] | Total portfolio [Member]
Basic point [Line Items]
GDP -100 bp	1.61%	1.53%
GDP over100 bp	(1.68%)	(1.70%)
Bbva group [Member] | Retail segment
Basic point [Line Items]
GDP -100 bp	1.36%	1.35%
GDP over100 bp	(1.44%)	(1.45%)
Bbva group [Member] | Companies [Member]
Basic point [Line Items]
GDP -100 bp	0.24%	0.17%
GDP over100 bp	(0.23%)	(0.20%)
Bbva group [Member] | Debt securities [Member]
Basic point [Line Items]
GDP -100 bp	0.01%	0.01%
GDP over100 bp	(0.01%)	(0.01%)
SPAIN | Total portfolio [Member]
Basic point [Line Items]
GDP -100 bp	0.32%	0.28%
GDP over100 bp	(0.31%)	(0.26%)
SPAIN | Retail segment
Basic point [Line Items]
GDP -100 bp	0.20%	0.20%
GDP over100 bp	(0.19%)	(0.18%)
Housing price -100 bp	0.29%	0.28%
Housing price over100 bp	(0.28%)	(0.27%)
SPAIN | Companies [Member]
Basic point [Line Items]
GDP -100 bp	0.12%	0.08%
GDP over100 bp	(0.12%)	(0.08%)
MEXICO | Total portfolio [Member]
Basic point [Line Items]
GDP -100 bp	0.76%	0.74%
GDP over100 bp	(0.86%)	(0.92%)
MEXICO | Retail segment
Basic point [Line Items]
GDP -100 bp	0.70%	0.72%
GDP over100 bp	(0.81%)	(0.89%)
MEXICO | Companies [Member]
Basic point [Line Items]
GDP -100 bp	0.06%	0.02%
GDP over100 bp	(0.05%)	(0.03%)
TURKEY | Total portfolio [Member]
Basic point [Line Items]
GDP -100 bp	0.34%	0.32%
GDP over100 bp	(0.33%)	(0.33%)
TURKEY | Retail segment
Basic point [Line Items]
GDP -100 bp	0.28%	0.27%
GDP over100 bp	(0.27%)	(0.21%)
TURKEY | Companies [Member]
Basic point [Line Items]
GDP -100 bp	0.05%	0.05%
GDP over100 bp	(0.05%)	(0.09%)